IBJ FUNDS TRUST

                        SUPPLEMENT DATED JANUARY 1, 1999
                TO PREMIUM CLASS PROSPECTUS DATED MARCH 30, 1998


         This  Supplement  is  provided  to  update,   and  should  be  read  in
conjunction with, the information provided in the Premium Class Prospectus.

         Effective January 1, 1999, IBJ Schroder Bank & Trust Company ("IBJS"), the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). References to IBJS throughout the Prospectus should read as IBJW. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.

         The  following   information  replaces  similar  information  found  in
paragraphs 2-4 of the "Management of the Funds - The Adviser: IBJ Schroder Bank & Trust Company" section beginning on page 17:

     Mr. Paul Blaustein, Senior Vice President of IBJW, is responsible for the day-to-day management of the Core Equity Fund. He has held this position since August 1998. Mr. Blaustein has been with IBJW since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.

         Mr. Christian Kaefer, Senior Vice President of IBJW, is responsible for the day-to-day management of the equity portion of the Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJW since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 1997 and from April 1998 to August 1998 and the equity portion of the Blended Total Return Fund from inception until October 1997.

         Mr. Martin Liebgott, Senior Vice President of IBJW, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJW since 1988.






                                 IBJ FUNDS TRUST

                        SUPPLEMENT DATED JANUARY 1, 1999
                TO SERVICE CLASS PROSPECTUS DATED MARCH 30, 1998


         This  Supplement  is  provided  to  update,   and  should  be  read  in
conjunction with, the information provided in the Service Class Prospectus.

         Effective January 1, 1999, IBJ Schroder Bank & Trust Company ("IBJS"), the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). References to IBJS throughout the Prospectus should read as IBJW. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.

         The  following   information  replaces  similar  information  found  in
paragraphs 2-4 of the "Management of the Funds - The Adviser: IBJ Schroder Bank & Trust Company" section beginning on page 16:

     Mr. Paul Blaustein, Senior Vice President of IBJW, is responsible for the day-to-day management of the Core Equity Fund. He has held this position since August 1998. Mr. Blaustein has been with IBJW since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.


         Mr. Christian Kaefer, Senior Vice President of IBJW, is responsible for the day-to-day management of the equity portion of the Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJW since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 1997 and from April 1998 to August 1998 and the equity portion of the Blended Total Return Fund from inception until October 1997.

         Mr. Martin Liebgott, Senior Vice President of IBJW, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJW since 1988.







                                 IBJ FUNDS TRUST

                        SUPPLEMENT DATED JANUARY 1, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 1998


         This  Supplement  is  provided  to  update,   and  should  be  read  in
conjunction with, the information provided in the Statement of Additional Information ("SAI").

         Effective January 1, 1999, IBJ Schroder Bank & Trust Company ("IBJS"), the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). References to IBJS throughout the SAI should read as IBJW. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.